Supplement Dated October 1, 2001
                                       to
                         PROSPECTUSES dated May 1, 2001

This Supplement is intended to be distributed with the current prospectus (dated May 1, 2001) for the variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectus") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I (the "Variable Series Trust") that accompanies the Product Prospectus. The variable annuity contract bears the title "PATRIOT VARIABLE ANNUITY."

The fund expenses for the following funds shown in the Product Prospectus have changed: Mid Cap Growth Fund, International Opportunities Fund, Emerging Markets Equity Fund, Short-Term Bond Fund, and High Yield Bond Fund. The shareholders approved increases in investment management fees for these Funds of the Variable Series Trust, effective October 1, 2001. The expense table and expense examples in the Product Prospectus do not reflect those increases. Set out below is a supplementary expense table which shows what the affected Funds' expenses would have been had the investment management fee increases been in place for all of 2000.


                                                                                           ------------------
                                                                                               Total Fund        Total Fund
                                                         Distribution    Other Operating        Operating         Operating
                                         Investment       and Service     Expenses With       Expenses With    Expenses Absent
Fund Name                              Management Fee    (12b-1) Fees     Reimbursement       Reimbursement     Reimbursement
---------                             ----------------- ---------------- ----------------- ------------------ -------------------
Mid Cap Growth Fund                        0.92%             - - -            0.04%              0.96%              0.96%
International Opportunities Fund           1.13%             - - -            0.10%              1.23%              1.39%
Emerging Markets Equity Fund               1.50%             - - -            0.10%              1.60%              2.77%
Short-Term Bond Fund                       0.60%             - - -            0.06%              0.66%              0.66%
High Yield Bond Fund                       0.80%             - - -            0.10%              0.90%              1.02%
                                                                                           ------------------


A SUPPLEMENT DATED OCTOBER 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
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FOR THE JOHN HANCOCK VARIABLE SERIES TRUST 1 CONTAINS DETAILED INFORMATION ABOUT
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THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL
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INFORMATION SUPPLEMENT BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT
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OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.
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